Operating Revenue	6 Months Ended
Jun. 30, 2025
Operating Revenue
Operating Revenue

15    Operating Revenue

Operating revenue from time charters and bareboat charters and voyage charters for the six months ended June 30, 2025 and 2024, were as follows:

	Six months ended
	June 30, 2025	June 30, 2024
Time charters and bareboat charters	$488,717	$476,853
Voyage charters	26,744	22,902
Total Revenue	$515,461	$499,755

As of June 30, 2025 and December 31, 2024, the Company had accounts receivable from voyage charter agreements amounting to $1.4 million and $0.4 million, respectively. The charter hire received in advance from voyage charter agreements amounting to $2.2 million and $1.7 million is presented under current “Unearned revenue” as of June 30, 2025 and December 31, 2024, respectively. Unearned revenue as of December 31, 2024 was recognized in earnings in the six months ended June 30, 2025 as the performance obligations were satisfied in that period. Unearned revenue related to voyage charter agreements in progress as of June 30, 2025 will be recognized in earnings as performance obligations will be satisfied.